Report of Directors Corporate Governance - Stakeholder measures for Noel and Georges (Details) - market	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer satisfaction
Disclosure of transactions between related parties [line items]
Weighting (%)	15.00%
Assessment (%)	91.67%
Outcome (%)	13.75%
Customer satisfaction - WPB
Disclosure of transactions between related parties [line items]
Number of markets with improved score	5
Total number of key markets	6
Number of markets where top 3 was achieved	3
Customer satisfaction - CMB
Disclosure of transactions between related parties [line items]
Total number of key markets	6
Number of markets where top 3 was achieved	4
Employee experience
Disclosure of transactions between related parties [line items]
Weighting (%)	15.00%
Assessment (%)	93.75%
Outcome (%)	14.06%
Employee inclusion
Disclosure of transactions between related parties [line items]
Target % of employer advocacy	77.00%
Black employees represented in leadership
Disclosure of transactions between related parties [line items]
Increase in black employee representation	0.50%
Black employee representation %	3.00%
Black employee representation % external committment	3.40%
Asian employees represented in leadership
Disclosure of transactions between related parties [line items]
Increase in Asian employee representation	3.80%
Asian employee representation %		34.00%
Gender representation in leadership
Disclosure of transactions between related parties [line items]
Increase in female leadership representation	0.80%
Female leadership representation %	34.10%
Gender representation in leadership | Canada
Disclosure of transactions between related parties [line items]
Female leadership representation %	34.20%